Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Prepayments and Other Current Assets
Schedule of prepayments and other current assets

	As of December 31,
	2022	2023
	RMB	RMB
Input value added tax (“VAT”)	2,296,167	2,704,180
Prepaid expenses	119,935	102,438
Accrued interest income	199,686	135,096
Deposits	130,731	104,408
Others	399,859	726,255
Total	3,146,378	3,772,377